Dreyfus State Municipal Bond Funds

Incorporated herein by reference is a revised version of the Fund's prospectus dated September 1, 2013, filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 1, 2013 (SEC Accession No. 0000806176-13-000025).